Investment Objectives and Goals - Capital Group Dividend Growers ETF	May 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group Dividend Growers ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide long-term total returns.